Document and Entity Information	0 Months Ended
Apr. 11, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 11, 2014
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Apr. 11, 2014
Document Effective Date	Apr. 11, 2014
Prospectus Date	Apr. 11, 2014
Victory Special Value Fund | Class A
Risk/Return:
Trading Symbol	SSVSX
Victory Special Value Fund | Class C
Risk/Return:
Trading Symbol	VSVCX
Victory Special Value Fund | Class R
Risk/Return:
Trading Symbol	VSVGX
Victory Special Value Fund | Class I
Risk/Return:
Trading Symbol	VSPIX
Victory Special Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVYX